NET INCOME PER UNIT (Tables)	3 Months Ended
Mar. 31, 2015
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method [Table Text Block]
The following table shows the calculation of earnings less than distributions (in thousands):

Three Months Ended March 31, 2015
Net income	$17,762
Less distributions declared on:
Limited partner common units - public	5,631
Limited partner common units - PBF LLC	450
Limited partner subordinated units - PBF LLC	5,560
Incentive distribution rights - PBF LLC	29
Total distributions declared	11,670
Earnings less than distributions	$6,092

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Three Months Ended March 31, 2015
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	Incentive Distribution Rights - PBF LLC	Total
Net income (loss):
Distributions declared	$5,631	$450	$5,560	$29	$11,670
Earnings less than distributions	2,379	201	2,488	1,024	6,092
Net income (loss)	$8,010	$651	$8,048	$1,053	$17,762

Weighted-average units outstanding - basic	15,812,500	1,284,524	15,886,553
Weighted-average units outstanding - diluted	15,832,737	1,284,524	15,886,553

Net income per limited partner unit - basic	$0.51	$0.51	$0.51
Net income per limited partner unit - diluted	$0.51	$0.51	$0.51